Disclosures about Oil and Natural Gas Activities (Unaudited) - Summary of Changes in Quantities of Proved Reserves (Detail) - Predecessor		12 Months Ended
		Dec. 31, 2016 MBoe MBbls MMcf	Dec. 31, 2015 MBoe MBbls MMcf		Dec. 31, 2014 MBoe MBbls MMcf	Jan. 01, 2014 MBoe MBbls MMcf
Reserve Quantities [Line Items]
Balance at beginning of period | MBoe		155,541	159,393		158,475
Purchase of minerals in place | MBoe			271		474
Sales of minerals in place | MBoe			(2,951)		(23,761)
Extensions and discoveries | MBoe		8,550	7,040		25,541
Revisions | MBoe	[1]	(23,864)	(34,426)		(3,608)
Improved recoveries | MBoe			36,414	[2]	13,254
Production | MBoe		(8,926)	(10,200)		(10,982)
Balance at end of period | MBoe		131,301	155,541		159,393
Proved developed reserves | MBoe		56,076	71,524		93,027	100,664
Proved undeveloped reserves | MBoe		75,225	84,017		66,366	57,811
Natural Gas Liquids [Member]
Reserve Quantities [Line Items]
Balance at beginning of period		12,071	16,853		15,175
Purchase of minerals in place			46		55
Sales of minerals in place			(117)		(1,959)
Extensions and discoveries		1,499	1,096		3,405
Revisions	[1]	(57)	(4,257)		1,741
Improved recoveries			0	[2]	0
Production		(1,408)	(1,550)		(1,564)
Balance at end of period		12,105	12,071		16,853
Proved developed reserves		9,352	9,169		11,787	11,484
Proved undeveloped reserves		2,753	2,902		5,066	3,691
Natural Gas [Member]
Reserve Quantities [Line Items]
Balance at beginning of period | MMcf		178,218	247,756		302,922
Purchase of minerals in place | MMcf			1,120		859
Sales of minerals in place | MMcf			(3,656)		(79,579)
Extensions and discoveries | MMcf		18,085	13,759		56,159
Revisions | MMcf	[1]	(44,965)	(61,973)		(11,957)
Improved recoveries | MMcf			0	[2]	0
Production | MMcf		(15,889)	(18,788)		(20,648)
Balance at end of period | MMcf		135,449	178,218		247,756
Proved developed reserves | MMcf		108,800	132,323		158,265	196,920
Proved undeveloped reserves | MMcf		26,649	45,895		89,491	106,002
Oil [Member]
Reserve Quantities [Line Items]
Balance at beginning of period		113,766	101,247		92,813
Purchase of minerals in place			38		276
Sales of minerals in place			(2,225)		(8,539)
Extensions and discoveries		4,037	3,651		12,776
Revisions	[1]	(16,312)	(19,840)		(3,356)
Improved recoveries			36,414	[2]	13,254
Production		(4,870)	(5,519)		(5,977)
Balance at end of period		96,621	113,766		101,247
Proved developed reserves		28,590	40,300		54,862	56,360
Proved undeveloped reserves		68,031	73,466		46,385	36,453

[1]	The downward revision in our reserves during 2016 was primarily due to removing proved undeveloped reserves that are not expected to be developed within the five-year time frame mandated by the SEC, revision in the base water flood decline curve at our North Burbank Unit, and the decline in SEC pricing. The downward revision in our reserves during 2015 was primarily due to the decline in SEC pricing which resulted in future extraction of certain reserves being uneconomic. The downward revision in our reserves during 2014 was primarily due to removing proved undeveloped reserves that were not expected to be developed within five-years and a decline in the estimated sales margin on natural gas.
[2]	Improved recoveries in 2015 resulted from the addition of reserves from remaining future phases of CO2 injection at our North Burbank EOR unit.